NATURE OF BUSINESS AND GOING CONCERN	12 Months Ended
Sep. 30, 2025
NATURE OF BUSINESS AND GOING CONCERN
NATURE OF BUSINESS AND GOING CONCERN

NOTE 1. NATURE OF BUSINESS AND GOING CONCERN

UMeWorld Limited (the “Company”) is the holding company of a group of entities. The Company was originally incorporated in Delaware as AlphaRx Inc. on August 8, 1997. On January 7, 2013, the Company was re-domiciled and continued as a company registered in the British Virgin Islands (“BVI”), and on March 8, 2013, its name was changed to UMeWorld Limited.

Following its exit from the education sector in 2021, the Company transitioned its primary business focus to functional nutrition and health-and-wellness products through its U.S. subsidiary, Dagola Inc., incorporated on January 28, 2022 in the State of Wyoming. Dagola is engaged in the distribution and marketing of DAG-based cooking-oil products under the DAGola™ brand.

As of September 30, 2025, the Company’s consolidated subsidiary is as follows:

Name	Date of Incorporation	Place of Incorporation	Percentage of Interest	Principal Activities	Nature of Company
Dagola Inc.	January 28, 2022	United States (Wyoming)	100%	Cooking oil distribution	Subsidiary

(Additional subsidiaries incorporated after September 30, 2025, such as Dagola Hong Kong Limited and Guangzhou Duokanglong Special Medical Nutrition Technology Co., Ltd., as well as the Company’s redomiciliation, are described in Note 12 and are not consolidated as of the balance-sheet date.)

Going Concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern and realize its assets and discharge its liabilities in the normal course of business.

The Company incurred a net loss of $258,176 for the year ended September 30, 2025 and had an accumulated deficit of $31,929,644 and a working capital deficiency of $323,911 as of that date. These conditions, including recurring operating losses, an accumulated stockholders’ deficit, and ongoing reliance on external financing, raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the consolidated financial statements are available to be issued.

Management’s plans to address the going concern uncertainty include:

•	pursuing new business arrangements and growth opportunities in the functional nutrition and health-and-wellness markets through Dagola;
•	expanding distribution channels and product offerings to increase revenues; and
•	seeking additional capital funding through promissory notes, private placements, and other financing activities.

There can be no assurance that these plans will be successful or that additional financing will be available on acceptable terms, or at all. The consolidated financial statements do not reflect any adjustments that might result if the Company is unable to continue as a going concern.